RELATED PARTY TRANSACTIONS (Due from Related Parties) (Details) ¥ in Thousands		1 Months Ended		12 Months Ended
		Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($) employees
Related Party Transaction [Line Items]
Interest-free loans				$ 3,020,000	$ 5,848,000
Housing loans to employees:
Number of employees | employees							19
Housing loans amount							$ 1,010,000
Additional amount made in period					49,000	¥ 300
Term of contract 1				5 years
Term of contract 2				10 years
Term of contract 3				15 years
Housing loans recorded as other current assets				$ 400
Housing loans recorded as other non-current assets				372,000
Operation arrangements:
Game operation related expenses				117,000	0		184,000
RPL [Member]
Related Party Transaction [Line Items]
Loan guaranteed	[1]			372,000	533,000
Hissage [Member]
Related Party Transaction [Line Items]
Interest-free loans				$ 791,000	4,703,000
Hetu [Member]
Related Party Transaction [Line Items]
Prepayments	[2]				$ 1,292,000
Operation arrangements:
Prepaid amount for revenue-sharing fees and copyright		$ 1,640,000	¥ 10,000
Game operation related expenses	[2]						$ 184,000
Zhijian [Member]
Related Party Transaction [Line Items]
Prepayments				$ 185,000
Launcher [Member]
Related Party Transaction [Line Items]
Interest-free loans				$ 228,000
Symbol [Member]
Related Party Transaction [Line Items]
Interest-free loans					$ 605,000
Asia Smart Media Inc. [Member]
Related Party Transaction [Line Items]
Interest-free loans	[3]			$ 2,000,000

[1]	Prior to 2014, the Group made interest-free housing loans to 19 employees with original amount of approximately US$1,010. In 2014, the Group made interest-free housing loans of US$49 (RMB300). The total housing loans are guaranteed by RPL. These loans are repaid with a fixed amount each month over the term of contracts, which are usually five, ten or fifteen years. The Group discounted the future repayments of the loans at a rate the Company would charge to an employee as if the employee were to get a loan from a third-party and recorded separately as current and non-current portion. As of December 31, 2015, housing loans recorded as other current assets and other non-current assets were US$0.4 and US$372, respectively.
[2]	In 2013, the Group entered into an exclusive operation arrangement with Hetu to publish and operate one of its mobile games. The Group prepaid US$1,640 (RMB10,000) after signing the agreement for revenue-sharing fees and copyright. Under the exclusive operation arrangement, the Group used gross method to account for revenue from the game operation. The game operation related expenses of US$184 were recorded as cost of services, and reduced the prepayment amount accordingly. As Hetu is acquired by the Group, it will not be accounted as related party transaction as of the year end of 2015.
[3]	In 2015, the Group made interest-free loan to Asia Smart amounting to US$2,000 as financial support to Asia Smart. The loan will be repaid when it is due.